As filed with the Securities and Exchange Commission on October 30, 1998

                                File No. 33-99016
                                File No. 811-9126

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 o

                          Pre-Effective Amendment No. o
                        Post-Effective Amendment No. 8 x

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940o

                                Amendment No. 9 x


                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.
                           (Exact Name of Registrant)

                   1150 South Olive Los Angeles, CA 90015-2211
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-213-742-2111

Name and Address of Agent for Service:         Copy to:
JAMES W. DEDERER, Esq.                         FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel      Sutherland, Asbill & Brennan, LLP
   and Corporate Secretary                     1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company Washington, D.C. 20004-2404
1150 South Olive Street
Los Angeles, California 90015-2211

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the registration statement.

                       DECLARATION PURSUANT TO RULE 24f-2


         It                is proposed that this filing will become effective:
                          __ immediately upon filing pursuant to paragraph (b) |X| on November 25, 1998 pursuant to paragraph (b) __ 60 days after filing pursuant to paragraph (a)(1)
                          __ on _ pursuant to paragraph (a)(1)
                          __ 75 days after filing pursuant to paragraph (a)(2)
                          __on  _____ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
                     [X] this  Post-Effective  Amendment  designates  a new
            effective date for a previously filed Post-Effective Amendment.


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Incorporating by reference Post-Effective  Amendment No. 7 File No. 33-99016
(Filed August 19, 1998) to this Registration Statement on Form N-1A, the Cross Reference Page, Prospectus, Statement of Additional Information, and Part C.




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                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Variable Insurance Fund, Inc. certifies that this Post-Effective Amendment meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b)(3) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, and State of California on this 30th day of October, 1998.

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.

                                     By:    __________________________*
                                            Regina M. Fink
                                            Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                         Titles                    Date

______________________*              President                  October 30, 1998
Gary U. Rolle'

______________________*              Treasurer                  October 30, 1998
Susan R. Hughes

______________________*              Director                   October 30, 1998
Donald E. Cantlay

______________________*              Director                  October 30, 1998
Richard N. Latzer

______________________*              Director and Chairman     October 30, 1998
Gary U. Rolle'

______________________*              Director                   October 30, 1998
Peter J. Sodini

______________________*              Director                  October 30, 1998
Jon C. Strauss

______________________*              Assistant Treasurer        October 30, 1998
Sally S. Yamada

                            On October 30, 1998 as Attorney-in-Fact pursuant to
*By:  Regina M. Fink     powers of attorney filed with the initial registration
                                            statement.



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